Commitments and Contingencies - Additional Information (Detail) - USD ($)					12 Months Ended
	Jun. 21, 2024	Sep. 05, 2023	Apr. 10, 2023	Jan. 18, 2022	Dec. 31, 2023	Nov. 28, 2023
Underwriting Agreement [Member]
Payments for underwriting expense				$ 3,795,000
Deferred fee ,Per shares				$ 0.35
Deferred compensation liability, classified, noncurrent				$ 6,641,250
Underwriting Discount Per Share				$ 0.2
Founder Transaction Bonus Agreement [Member] | Fuse Machines [Member] | Founder and Chief Executive Officer [Member]
Percentage of eligible bonus on excess cash					20.00%
Threshold cash balance beyond which bonus percentage is calculated					$ 1,000,000
Transaction bonus at the time of consummation of business combination					$ 1,000,000
Capital Markets Advisory Agreement [Member]
Advisory fee paid in cash	$ 100,000
Advisory paid in share for post business combination	75,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Initial Public Offering purchase Limit				2,475,000
Number Of Days Granted To Underwriters To Subscribe Shares Pursuant To Overallotment Option				45 days
Common Class A [Member] | Sponsor [Member]
Interse share transfer to be made						426,000
Common Class B [Member] | Sponsor [Member]
Sale of stock, number of shares issued in transaction		75,000	75,000
Sale of stock, price per share		$ 0.006	$ 0.006